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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY  10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ David Sorkin                      New York, NY     February 14, 2012
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        ----------------------

Form 13F Information Table Entry Total: 51
                                        ----------------------

Form 13F Information Table Value Total: $9,899,793 (thousands)
                                        ----------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

      1       28-13533                     KKR Investment Management LLC
    ------       -----------------         ---------------------------------

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-                         KKR Asset Management LLC
       ---------------          ------------------------------------

Explanatory Notes:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

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                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                       FOR QUARTER ENDED DECEMBER 31, 2011

                                                                                                              Voting Authority
                                                Value (x                  SH/ Put/  Investment    Other       ----------------
  Name of Issuer     Title of Class     CUSIP    $1000)   Shrs or prn amt PRN Call  Discretion   Managers Sole    Shared      None
  --------------     --------------     -----    ------   --------------- --- ----  ----------   -------- ----    ------      ----
AMGEN INC            NOTE 3/0         031162AL4 30,676    39,328,000      PRN       SHARED-OTHER 1             39,328,000
ARCHER DANIELS
MIDLAND CO           NOTE 0.875% 2/1  039483AW2 12,060    12,000,000      PRN       SHARED-OTHER 1             12,000,000
AVAGO TECHNOLOGIES
LTD(a)               SHS              Y0486S104 275,904   9,560,087(b)    SH        SHARED-OTHER               9,560,087(b)
BARRETT BILL CORP    NOTE 5.000% 3/1  06846NAA2 2,010     2,000,000       PRN       SHARED-OTHER 1             2,000,000
BEST BUY INC         SDCV 2.250% 1/1  086516AF8 37,815    37,817,000      PRN       SHARED-OTHER 1             37,817,000
BOSTON PPTYS LTD
PARTNERSHIP          NOTE 2.875% 2/1  10112RAK0 31,449    31,433,000      PRN       SHARED-OTHER 1             31,433,000
CHART INDS INC       NOTE 2.000% 8/0  16115QAC4 5,551     5,200,000       PRN       SHARED-OTHER 1             5,200,000
CITIGROUP INC        COM NEW          172967424 2,302     87,500          SH  CALL  SHARED-OTHER 1             87,500
COMTECH
TELECOMMUNICATIONS C NOTE 3.000% 5/0  205826AF7 2,125     2,000,000       PRN       SHARED-OTHER 1             2,000,000
CUBIST
PHARMACEUTICALS INC  NOTE 2.50% 6/1   229678AC1 4,027     3,000,000       PRN       SHARED-OTHER 1             3,000,000
CUBIST
PHARMACEUTICALS INC  NOTE 2.500%11/0  229678AD9 17,086    11,381,000      PRN       SHARED-OTHER 1             11,381,000
DOLLAR GEN CORP
NEW(a)               COM              256677105 4,289,238 104,259,541(c)  SH        SHARED-OTHER               104,259,541(c)
ENDO PHARMACEUTICALS
HLDGS 1              NOTE 1.750% 4/1  29264FAB2 1,943     1,500,000       PRN       SHARED-OTHER 1             1,500,000
FTI CONSULTING INC   NOTE 3.750% 7/1  302941AB5 16,014    11,500,000      PRN       SHARED-OTHER 1             11,500,000
GREAT PLAINS ENERGY
INC                  UNIT 06/15/2042  391164803 3,306     50,000          SH        SHARED-OTHER 1             50,000

                                                                                                              Voting Authority
                                                Value (x                  SH/ Put/  Investment    Other       ----------------
  Name of Issuer     Title of Class     CUSIP    $1000)   Shrs or prn amt PRN Call  Discretion   Managers Sole    Shared      None
  --------------     --------------     -----    ------   --------------- --- ----  ----------   -------- ----    ------      ----
HCA HOLDINGS INC(a)  COM              40412C101 1,928,251 87,528,426(d)   SH        SHARED-OTHER               87,528,426(d)
HERTZ GLOBAL
HOLDINGS INC         NOTE 5.250% 6/0  42805TAA3 6,185     4,000,000       PRN       SHARED-OTHER 1             4,000,000
HOLOGIC INC          COM              436440101 5,200     297,000         SH  PUT   SHARED-OTHER 1             297,000
HOSPITALITY PPTYS TR NOTE 3.800% 3/1  44106MAK8 10,974    10,958,000      PRN       SHARED-OTHER 1             10,958,000
INVITROGEN CORP      NOTE 1.500% 2/1  46185RAK6 2,800     2,800,000       PRN       SHARED-OTHER 1             2,800,000
JAZZ PHARMACEUTICALS
INC(a)               COM              472147107 382,688   9,906,501(e)    SH        SHARED-OTHER               9,906,501(e)
KINROSS GOLD CORP    NOTE 1.750% 3/1  496902AD9 6,885     7,040,000       PRN       SHARED-OTHER 1             7,040,000
KINROSS GOLD CORP(f) COM NO PAR       496902404 4,933     432,700         SH  PUT   SHARED-OTHER 1             432,700
KKR & CO L P DEL     COM UNITS        48248M102 59,880    4,667,166       SH        SHARED-OTHER 1             4,667,166
MACERICH CO          COM              554382101 3,036     60,000          SH  PUT   SHARED-OTHER 1             60,000
MYLAN INC            NOTE 1.250% 3/1  628530AG2 1,010     1,000,000       PRN       SHARED-OTHER 1             1,000,000
MYLAN INC            NOTE 3.750% 9/1  628530AJ6 10,598    6,000,000       PRN       SHARED-OTHER 1             6,000,000
NETAPP INC           NOTE 1.750% 6/0  64110DAB0 7,642     6,000,000       PRN       SHARED-OTHER 1             6,000,000
NEWMONT MINING CORP  NOTE 1.250% 7/1  651639AH9 18,072    12,929,000      PRN       SHARED-OTHER 1             12,929,000
NEWMONT MINING CORP  NOTE 1.625% 7/1  651639AJ5 13,230    9,000,000       PRN       SHARED-OTHER 1             9,000,000
NIELSEN HOLDINGS
N V(a)               COM              N63218106 1,352,670 45,559,794(g)   SH        SHARED-OTHER               45,559,794(g)
NUANCE
COMMUNICATIONS INC   DBCV 2.750% 8/1  67020YAB6 5,795     4,000,000       PRN       SHARED-OTHER 1             4,000,000
NXP SEMICONDUCTORS
N V(a)               COM              N6596X109 607,626   39,533,238(h)   SH        SHARED-OTHER               39,533,238(h)

                                                                                                              Voting Authority
                                                Value (x                  SH/ Put/  Investment    Other       ----------------
  Name of Issuer     Title of Class     CUSIP    $1000)   Shrs or prn amt PRN Call  Discretion   Managers Sole    Shared      None
  --------------     --------------     -----    ------   --------------- --- ----  ----------   -------- ----    ------      ----
PROLOGIS             NOTE 2.250% 4/0  74340XAQ4 9,700     10,000,000      PRN       SHARED-OTHER 1             10,000,000
PROLOGIS             NOTE 3.250% 4/0  74340XAT8 4,988     4,860,000       PRN       SHARED-OTHER 1             4,860,000
PROSHARES TR         SHRT 20+YR TRE   74347X849 920       29,500          SH        SHARED-OTHER 1             29,500
ROCKWOOD HLDGS
INC(a)               COM              774415103 275,513   6,998,053(i)    SH        SHARED-OTHER               6,998,053(i)
SALESFORCE COM INC   NOTE 0.750% 7/1  79466LAB0 9,754     7,122,000       PRN       SHARED-OTHER 1             7,122,000
SANDISK CORP         COM              80004C101 1,196     24,300          SH  PUT   SHARED-OTHER 1             24,300
SEALY CORP(a)        COM              031162AL4 78,715    45,764,718(j)   SH        SHARED-OTHER               45,764,718(j)
SILVER STD RES INC   COM              82823L106 138       10,000          SH        SHARED-OTHER 1             10,000
SILVER STD RES
INC(k)               COM              82823L106 1,522     110,100         SH  PUT   SHARED-OTHER 1             110,100
SPDR S&P 500 ETF TR  TR UNIT          78462F103 1,857     14,800          SH        SHARED-OTHER 1             14,800
STANLEY WKS          FRNT             854616AM1 4,707     4,233,000       PRN       SHARED-OTHER 1             4,233,000
SWEDISH EXPT CR CORP MLCX BIO ENTN23  870297215 344       55,000          SH        SHARED-OTHER 1             55,000
TEREX CORP NEW       NOTE 4.000% 6/0  880779AV5 3,233     3,000,000       PRN       SHARED-OTHER 1             3,000,000
TRANSOCEAN LTD(l)    REG SHS          H8817H100 64,718    1,685,800       SH  PUT   SHARED-OTHER 1             1,685,800
VIRGIN MEDIA INC     NOTE 6.500% 11/1 92769LAB7 7,480     5,500,000       PRN       SHARED-OTHER 1             5,500,000
VOLCANO CORPORATION  NOTE 2.875% 9/0  928645AA8 2,145     2,000,000       PRN       SHARED-OTHER 1             2,000,000
VORNADO RLTY L P     DEB 3.875% 4/1   929043AC1 3,008     3,000,000       PRN       SHARED-OTHER 1             3,000,000
WESTERN REFNG INC    NOTE 5.750% 6/1  959319AC8 3,584     2,500,000       PRN       SHARED-OTHER 1             2,500,000

----------
(a) Position held by one or more entities engaged in KKR's private equity business.

(b) KKR may be deemed to have investment discretion over an aggregate number of 11,457,180 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(c) KKR may be deemed to have investment discretion over an aggregate number of 181,172,991 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(d) KKR may be deemed to have investment discretion over an aggregate number of 89,502,362 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(e) KKR may be deemed to have investment discretion over an aggregate number of 9,942,946 shares.

(f)  Includes two series of KINROSS GOLD CORP put options.

(g) KKR may be deemed to have investment discretion over an aggregate number of 55,938,988 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(h) KKR may be deemed to have investment discretion over an aggregate number of 58,713,443 shares.

(i) KKR may be deemed to have investment discretion over an aggregate number of 7,147,859 shares.

(j) KKR may be deemed to have investment discretion over an aggregate number of 46,625,921 shares.

(k)  Includes four series of SILVER STD RES INC put options.

(l)  Includes two series of TRANSOCEAN LTD put options.